Finance income (Tables)	9 Months Ended
Sep. 30, 2024
Finance income.
Schedule of finance income

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000

Fair value gain on embedded options	19,030	—	29,630	—
Interest income - bank deposits	5,017	5,761	12,851	17,338
Net foreign exchange gain arising from derivative instruments - unrealized	1,307	—	6,985	—
Net foreign exchange gain arising from financing - realized	378	—	—	—
Fair value gain on interest rate caps	—	62	230	475
Net foreign exchange gain arising from derivative instruments - realized	—	—	—	420
	25,732	5,823	49,696	18,233